Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.8%)
Ohio (100.5%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/38	5,535	6,119
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/42	2,780	2,982
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/46	4,170	4,957
Akron OH COP	4.000%	12/1/30	535	602
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/28	285	338
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/29	610	720
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/30	2,090	2,445
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/30	1,415	1,751
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/31	1,500	1,747
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/31	1,300	1,602
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/32	1,300	1,507
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/20 (Prere.)	8,000	8,225
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/20 (Prere.)	4,015	4,176
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/33	6,320	6,867
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	10,020	10,787
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/23	400	456
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/27	500	628
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/28	250	318
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/37	1,900	2,123
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/38	4,800	5,342
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/42	2,120	2,549
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	11/1/44	5	5
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/47	9,600	10,518
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/39	7,000	7,950

American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42	8,410	9,044
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	10,415	11,226
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/28	110	134
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,531
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	4.000%	2/15/41	1,500	1,631
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	3,875	4,504
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/29	8,365	9,639
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	2,000	2,433
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/21 (Prere.)	4,700	5,113
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/28	705	897
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/29	1,195	1,516
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/30	365	460
Apollo Career Center Joint Vocational School
District Ohio GO	4.000%	12/1/33	1,000	1,159
Apollo Career Center Joint Vocational School
District Ohio GO	4.000%	12/1/35	1,470	1,687
Apollo Career Center Joint Vocational School
District Ohio GO	4.000%	12/1/36	1,000	1,145
Athens OH School District GO	4.000%	12/1/29	740	895
Athens OH School District GO	4.000%	12/1/30	380	455
Athens OH School District GO	4.000%	12/1/31	400	475
Athens OH School District GO	3.250%	12/1/48	2,000	2,094
Bellefontaine OH Finance & Development
Authority Lease Revenue	3.000%	12/1/46 (15)	1,085	1,110
Bellefontaine OH Finance & Development
Authority Lease Revenue	3.000%	12/1/47 (15)	1,120	1,143
Bellefontaine OH Finance & Development
Authority Lease Revenue	3.000%	12/1/49 (15)	1,000	1,017
Berea OH City School District GO	4.000%	12/1/53 (15)	1,420	1,548
Big Walnut OH School District School Facilities
Construction & Improvement GO	3.250%	12/1/48	2,975	3,108
Big Walnut OH School District School Facilities
Construction & Improvement GO	5.000%	12/1/55	4,425	5,390
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/29	2,010	2,484
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	4.000%	12/1/34	2,000	2,220
Bowling Green State University Ohio Revenue	5.000%	6/1/28	300	374
Bowling Green State University Ohio Revenue	5.000%	6/1/29	435	540
Bowling Green State University Ohio Revenue	5.000%	6/1/31	750	922
Bowling Green State University Ohio Revenue	5.000%	6/1/33	1,075	1,315
Bowling Green State University Ohio Revenue	5.000%	6/1/42	1,000	1,166
Bowling Green State University Ohio Revenue	5.000%	6/1/45	3,250	3,879

Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/20 (Prere.)	2,000	2,069
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/20 (Prere.)	2,000	2,073
Brunswick OH City School District GO	5.000%	12/1/31	400	452
Brunswick OH City School District GO	5.000%	12/1/33	500	563
Brunswick OH City School District GO	5.000%	12/1/34	765	860
Brunswick OH City School District GO	5.000%	12/1/35	520	584
Brunswick OH City School District GO	5.000%	12/1/36	500	560
Brunswick OH City School District GO	5.000%	12/1/37	415	464
Butler County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/29	1,700	2,250
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,405	1,511
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	2,010	2,131
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/20 (Prere.)	1,390	1,462
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/20 (Prere.)	2,770	2,912
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/25	3,080	3,738
Butler County OH Hospital Facilities Revenue
(UC Health)	4.000%	11/15/30	1,010	1,136
Butler County OH Hospital Facilities Revenue
(UC Health)	4.000%	11/15/31	1,075	1,205
Butler County OH Hospital Facilities Revenue
(UC Health)	4.000%	11/15/34	3,350	3,770
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/45	3,000	3,489
Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/27	615	711
Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,536
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.250%	11/1/37	1,500	1,678
Central Ohio Solid Waste Authority GO	5.000%	6/1/22 (Prere.)	940	1,041
Chagrin Falls OH Exempted Village School
District GO	4.000%	12/1/35	300	343
Chagrin Falls OH Exempted Village School
District GO	4.000%	12/1/36	500	570
Chagrin Falls OH Exempted Village School
District GO	4.000%	12/1/47	1,385	1,545
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/25	450	544
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/27	1,000	1,260
Cincinnati OH City School District COP	5.000%	12/15/29	2,000	2,353
Cincinnati OH City School District COP	5.000%	6/15/31	500	610
Cincinnati OH City School District COP	5.000%	6/15/32	400	487
Cincinnati OH City School District COP	5.000%	6/15/33	400	486
Cincinnati OH City School District COP	3.250%	6/15/34	565	603
Cincinnati OH City School District COP	3.375%	6/15/35	755	810
Cincinnati OH City School District COP	3.500%	6/15/36	600	648

Cincinnati OH City School District COP	3.500%	6/15/37	1,000	1,076
Cincinnati OH City School District COP	3.625%	6/15/38	800	866
Cincinnati OH City School District GO	5.250%	6/1/20 (Prere.)	5,550	5,723
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	4,450	6,166
Cincinnati OH GO	4.000%	12/1/29	1,010	1,200
Cincinnati OH GO	4.000%	12/1/30	500	589
Cincinnati OH GO	4.000%	12/1/30	1,310	1,569
Cincinnati OH GO	4.000%	12/1/31	1,460	1,734
Cincinnati OH Water System Revenue	4.000%	12/1/23	775	868
Cincinnati OH Water System Revenue	5.000%	12/1/45	250	296
Clark-Shawnee OH Local School District GO	4.000%	11/1/31	400	466
Clark-Shawnee OH Local School District GO	4.000%	11/1/32	660	766
Clark-Shawnee OH Local School District GO	4.000%	11/1/34	860	993
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/31	530	615
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/35	775	883
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/36	500	568
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/37	2,200	2,484
Cleveland Heights & University Heights OH City
School District GO	4.500%	12/1/47	2,050	2,220
Cleveland OH Airport System Revenue	5.000%	1/1/30	5,050	5,442
Cleveland OH Airport System Revenue	5.000%	1/1/30 (4)	2,000	2,344
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	1,015	1,185
Cleveland OH GO	4.000%	12/1/27	2,200	2,648
Cleveland OH GO	4.000%	12/1/30	2,815	3,440
Cleveland OH GO	4.000%	12/1/31	1,000	1,213
Cleveland OH GO	4.000%	12/1/32	1,500	1,804
Cleveland OH GO	4.000%	12/1/33	1,500	1,791
Cleveland OH Income Tax Revenue	4.000%	10/1/28	350	410
Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	585
Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	466
Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	350
Cleveland OH Income Tax Revenue	5.000%	10/1/29	1,250	1,510
Cleveland OH Income Tax Revenue	5.000%	10/1/30	2,505	3,193
Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	623
Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	621
Cleveland OH Income Tax Revenue	5.000%	10/1/37	4,860	5,462
Cleveland OH Municipal School District GO	5.000%	12/1/46	3,000	3,335
Cleveland OH Public Power System Revenue	5.000%	11/15/26 (4)	265	328
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (4)	150	191
Cleveland OH Public Power System Revenue	5.000%	11/15/29 (4)	210	266
Cleveland OH Public Power System Revenue	5.000%	11/15/32 (4)	530	661
Cleveland OH Public Power System Revenue	5.000%	11/15/34 (4)	760	943
Cleveland OH Public Power System Revenue	5.000%	11/15/36 (4)	1,000	1,234
Cleveland OH Public Power System Revenue	5.000%	11/15/37 (4)	595	731
Cleveland OH Public Power System Revenue	5.000%	11/15/38 (4)	825	1,012
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/41	1,500	1,763
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/45	1,565	1,831
Cleveland OH Water Revenue	5.000%	1/1/29	140	185
Cleveland OH Water Revenue	4.000%	1/1/30	1,000	1,106
Cleveland OH Water Revenue	4.000%	1/1/30	125	152
Cleveland OH Water Revenue	4.000%	1/1/35	2,000	2,169

Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	1.360%	9/6/19	300	300
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/28	680	786
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/30	3,020	3,471
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/39	3,010	3,419
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	4.000%	8/1/44	2,500	2,768
Columbus OH City School District GO	5.000%	12/1/26	1,375	1,644
Columbus OH City School District GO	4.000%	12/1/30	750	861
Columbus OH City School District GO	5.000%	12/1/36	2,000	2,451
Columbus OH City School District GO	5.000%	12/1/42	500	606
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/31	4,000	4,903
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/32	2,825	3,452
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/47	1,480	1,783
Columbus OH GO	4.000%	8/15/26	1,055	1,229
Columbus OH GO	4.000%	4/1/29	2,050	2,422
Columbus OH GO	3.000%	8/15/29	820	891
Columbus OH GO	4.000%	4/1/30	5,015	5,936
Columbus OH GO	4.000%	7/1/30	1,200	1,367
Columbus OH GO	4.000%	4/1/31	2,080	2,451
Columbus OH GO	4.000%	4/1/33	1,000	1,170
Columbus OH GO	3.000%	8/15/34	200	210
Columbus OH Regional Airport Authority Airport
Revenue (OASBO Expanded Asset Program)
VRDO	1.340%	9/9/19 LOC	1,625	1,625
Columbus OH Sewer Revenue	5.000%	6/1/29	850	1,056
Columbus OH Sewer Revenue	5.000%	6/1/31	1,000	1,186
Cuyahoga County OH (Convention Hotel
Project) COP	4.000%	12/1/34	1,345	1,430
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/36	1,000	1,133
Cuyahoga County OH Economic Development
Revenue	5.000%	1/1/40	820	1,023
Cuyahoga County OH Economic Development
Revenue	5.000%	1/1/41	725	902
1 Cuyahoga County OH GO	3.000%	12/1/30	2,250	2,424
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/28	200	239
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/42	85	98
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.250%	2/15/47	4,100	4,776
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/52	9,135	10,384
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/52	2,500	2,951

Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/57	1,200	1,356
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/57	2,000	2,353
Cuyahoga County OH Public Library Fund
Special Obligation Revenue	4.000%	12/1/32	1,840	2,007
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/32	1,900	2,247
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/34	2,775	3,270
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/35	4,485	5,276
Cuyahoga County OH Sales Tax Revenue
(Quicken Loans Arena Project)	5.000%	1/1/29	385	455
Cuyahoga County OH Sales Tax Revenue
(Quicken Loans Arena Project)	5.000%	1/1/30	1,000	1,177
Cuyahoga County OH Sales Tax Revenue
(Quicken Loans Arena Project)	5.000%	1/1/31	615	722
Cuyahoga OH Community College District GO	4.000%	12/1/30	1,800	2,059
Cuyahoga OH Community College District GO	4.000%	12/1/32	2,250	2,559
Cuyahoga OH Community College District
Revenue	4.000%	2/1/27	1,000	1,163
Cuyahoga OH Community College District
Revenue	4.000%	2/1/28	750	864
Dayton OH Water System Revenue	4.000%	12/1/29	265	309
Dayton OH Water System Revenue	4.000%	12/1/30	200	232
Dayton OH Water System Revenue	4.000%	12/1/31	280	321
Dayton OH Water System Revenue	4.000%	12/1/32	300	341
Dayton OH Water System Revenue	4.000%	12/1/34	970	1,097
Delaware County OH Sales Tax Revenue	3.500%	12/1/31	2,800	3,021
Delaware OH GO	4.000%	12/1/31	365	410
Dublin OH City School District GO	4.000%	12/1/23	375	420
Dublin OH City School District GO	4.000%	12/1/30	5,380	6,548
Dublin OH Special Obligation Revenue	5.000%	12/1/31	500	650
Dublin OH Special Obligation Revenue	5.000%	12/1/32	550	713
Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	4,131
Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,269
Elyria OH City School District GO	5.000%	12/1/29	505	623
Elyria OH City School District GO	4.000%	12/1/51	4,535	4,948
Elyria OH GO	4.000%	12/1/22	300	327
Elyria OH GO	4.000%	12/1/23	575	642
Elyria OH GO	4.000%	12/1/24	400	456
Elyria OH GO	4.000%	12/1/25	470	546
Elyria OH GO	4.000%	12/1/26	640	751
Elyria OH GO	4.000%	12/1/27	670	783
Elyria OH GO	4.000%	12/1/28	695	809
Elyria OH GO	4.000%	12/1/30	280	321
Elyria OH GO	4.000%	12/1/31	225	256
Elyria OH GO	4.000%	12/1/32	280	317
Elyria OH GO	4.000%	12/1/33	440	496
Euclid OH City School District GO	4.750%	1/15/54	1,000	1,142
Forest Hills OH Local School District GO	5.000%	12/1/46	2,000	2,327
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	4,445	5,261
Franklin County OH GO	5.000%	12/1/31	3,000	3,655
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,800	2,897
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	6.000%	7/1/35	500	557

Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	6.125%	7/1/40	4,110	4,576
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/31	5,000	5,604
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/34	2,610	3,059
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,665	3,930
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/45	4,640	5,356
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	4.000%	5/15/47	7,000	7,853
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/36	1,110	1,254
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/38	775	871
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/39	1,290	1,447
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/42	7,000	7,534
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/44	2,300	2,558
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/47	2,420	2,682
Franklin County OH Revenue (Trinity Health
Corp.)	4.000%	12/1/46	3,880	4,293
2 Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/46	1,500	1,793
Franklin County OH Sales Tax Revenue	4.000%	6/1/29	5,690	6,904
Franklin County OH Sales Tax Revenue	5.000%	6/1/43	6,000	7,494
Franklin County OH Sales Tax Revenue	5.000%	6/1/48	3,455	4,287
Fremont City OH School District GO	5.000%	1/15/33	1,000	1,202
Fremont City OH School District GO	4.000%	1/15/55	1,575	1,704
Grandview Heights OH City School District GO	3.000%	12/1/49	3,000	3,074
Greene County OH Votech School District
(Facilities Construction & Improvement) GO	5.000%	12/1/28	325	427
Greene County OH Votech School District
(Facilities Construction & Improvement) GO	5.000%	12/1/29	300	392
Greene County OH Votech School District
(Facilities Construction & Improvement) GO	4.000%	12/1/34	700	817
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/23	1,375	1,521
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/32	3,150	3,443
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/42	5,310	5,660
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.500%	6/1/42	3,025	3,304
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/32	1,750	1,891

Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/36	3,000	3,395
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/42	2,000	2,139
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,000	2,136
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	4,450	4,962
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/51	1,400	1,549
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/34	1,000	1,145
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	4.125%	8/15/37	20	22
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/42	5,150	6,136
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	4.250%	8/15/47	3,025	3,297
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/47	3,000	3,552
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/30	1,360	1,551
Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,000	1,239
Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	3,145
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	6,520	7,471
Hamilton County OH Sales Tax Revenue	5.000%	12/1/31	1,275	1,513
Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	860	983
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	5,394
Hamilton County OH Sewer System Revenue	5.000%	12/1/25	1,000	1,197
Hamilton OH City School District GO	5.000%	12/1/34	1,500	1,767
Highland OH Local School District GO	5.250%	12/1/48	5,000	5,650
Highland OH Local School District GO	5.250%	12/1/54	2,000	2,246
Huber Heights OH City School District GO	4.000%	12/1/34	2,000	2,238
Hudson City School District OH GO	4.000%	12/1/31	400	456
Hudson City School District OH GO	4.000%	12/1/32	420	477
Hudson City School District OH GO	4.000%	12/1/33	420	475
Indian Creek OH Local School District GO	5.000%	11/1/55	3,000	3,624
Indian Creek OH Local School District GO	5.000%	11/1/55 (15)	1,000	1,199
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	26,350	29,141
3 JobsOhio Beverage System Statewide Liquor
Profits Revenue TOB VRDO	1.400%	9/9/19	1,320	1,320
Kent State University Ohio Revenue	5.000%	5/1/37	4,185	4,543
Kettering OH City School District GO	5.000%	12/1/31	250	321
Kettering OH City School District GO	5.250%	12/1/31 (4)	1,000	1,297
Kettering OH City School District GO	4.000%	12/1/33	260	303
Kettering OH City School District GO	4.000%	12/1/35	375	433
Kettering OH City School District GO	3.375%	12/1/46	575	602
Lakeview OH Local School District Classroom
Facilities & School Improvement GO	5.000%	11/1/44	1,500	1,743
Lakewood OH City School District GO	4.000%	11/1/28	200	239
Lakewood OH City School District GO	4.000%	11/1/30	235	278
Lakewood OH City School District GO	4.000%	11/1/31	440	515
Lakewood OH City School District GO	4.000%	11/1/32	240	279
Lakewood OH City School District GO	4.000%	11/1/33	375	434
Lakewood OH City School District GO	4.000%	11/1/34	430	494

Lancaster OH Port Authority Gas Supply
Revenue	5.000%	2/1/20	505	513
Lancaster OH Port Authority Gas Supply
Revenue	5.000%	8/1/21	340	365
Lancaster OH Port Authority Gas Supply
Revenue	5.000%	8/1/22	235	261
Lancaster OH Port Authority Gas Supply
Revenue	5.000%	8/1/23	430	492
Lancaster OH Port Authority Gas Supply
Revenue	5.000%	2/1/24	555	643
Lancaster OH Port Authority Gas Supply
Revenue	5.000%	2/1/25	360	427
Lancaster OH Port Authority Gas Supply
Revenue PUT	5.000%	2/1/25	10,775	12,704
Little Miami OH School District GO	4.000%	11/1/55	3,145	3,357
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/23	1,000	1,144
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/30	2,500	2,809
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/21 (Prere.)	2,540	2,808
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/21 (Prere.)	2,000	2,232
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/24	250	267
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/48	10,750	13,054
Madison OH Local School District GO	5.250%	12/1/37	3,815	4,216
Mariemont OH City School District GO	4.000%	12/1/31	1,040	1,267
Mariemont OH City School District GO	4.000%	12/1/32	1,265	1,526
Mariemont OH City School District GO	4.000%	12/1/33	1,045	1,256
Mariemont OH City School District GO	3.000%	12/1/34	600	642
Mariemont OH City School District GO	3.000%	12/1/35	1,525	1,623
Mariemont OH City School District GO	3.000%	12/1/41	275	285
Mariemont OH City School District GO	3.000%	12/1/47	1,870	1,911
Miami County OH Hospital Facilities Revenue
(Kettering Health Network)	5.000%	8/1/45	6,000	7,227
Miami County OH Hospital Facilities Revenue
(Kettering Health Network)	5.000%	8/1/49	4,000	4,792
Miami Trace OH Local School District GO	5.000%	12/1/48	3,730	4,378
Miami Valley OH Career Technology Center GO	4.000%	12/1/33	725	847
Miami Valley OH Career Technology Center GO	4.000%	12/1/34	1,465	1,699
Miami Valley OH Career Technology Center GO	5.000%	12/1/44	4,520	5,541
Miamisburg OH City School District GO	5.000%	12/1/33	675	808
Miamisburg OH City School District GO	5.000%	12/1/36	500	596
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	1,000	1,064
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.000%	8/1/47	5,000	5,390
Middletown OH City School District GO	5.250%	12/1/40	2,000	2,231
Middletown OH City School District GO	5.250%	12/1/48	5,870	6,530
Milford OH Exempt Village School District GO	5.000%	12/1/35	1,100	1,306
Milford OH Exempt Village School District GO	5.000%	12/1/36	1,250	1,482
1 Montgomery County OH Hospital Revenue
(Premier Health Partners)	3.000%	11/15/36	1,635	1,640
1 Montgomery County OH Hospital Revenue
(Premier Health Partners)	3.000%	11/15/40	2,000	1,980

1 Montgomery County OH Hospital Revenue
(Premier Health Partners)	4.000%	11/15/42	2,840	3,146
1 Montgomery County OH Hospital Revenue
(Premier Health Partners)	4.000%	11/15/45	1,500	1,655
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.250%	11/13/23 (Prere.)	1,955	2,283
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/23	1,000	1,048
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	1.430%	9/3/19 LOC	3,510	3,510
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	1.430%	9/3/19 LOC	1,600	1,600
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	1.430%	9/3/19 LOC	1,500	1,500
3 Montgomery County OH Revenue (Premier
Health Partners Obligated Group) TOB VRDO	1.420%	9/3/19 LOC	2,590	2,590
North Olmsted OH School District GO	0.000%	12/1/26	1,000	892
North Olmsted OH School District GO	0.000%	12/1/27	1,610	1,397
North Olmsted OH School District GO	4.000%	12/1/41	1,240	1,389
North Royalton OH City School District GO	4.000%	12/1/33	1,000	1,113
North Royalton OH City School District GO	4.000%	12/1/34	1,500	1,662
North Royalton OH City School District GO	5.000%	12/1/47	6,120	7,156
Northeast OH Medical University Revenue	5.000%	12/1/42	475	499
Northeast Ohio Regional Sewer District
Revenue	5.000%	5/15/23 (Prere.)	12,430	14,215
Northeast Ohio Regional Sewer District
Revenue	5.000%	11/15/31	2,100	2,479
1 Northeast Ohio Regional Sewer District
Revenue	3.000%	11/15/33	1,650	1,777
Northeast Ohio Regional Sewer District
Revenue	4.000%	11/15/34	6,775	7,910
1 Northeast Ohio Regional Sewer District
Revenue	3.000%	11/15/35	1,800	1,924
1 Northeast Ohio Regional Sewer District
Revenue	3.000%	11/15/39	2,500	2,627
Northeast Ohio Regional Sewer District
Revenue	5.000%	11/15/39	4,340	5,065
1 Northeast Ohio Regional Sewer District
Revenue	3.000%	11/15/40	2,500	2,615
Northeast Ohio Regional Sewer District
Revenue	5.000%	11/15/44	7,500	8,705
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/49	2,000	2,312
Northeastern OH Local School District (Clark
County) GO	4.000%	12/1/29 (4)	785	928
Northeastern OH Local School District (Clark
County) GO	4.000%	12/1/30 (4)	865	1,016
Northeastern OH Local School District (Clark
County) GO	4.000%	12/1/35 (4)	1,390	1,599
Northeastern OH Local School District (Clark
County) GO	4.000%	12/1/36 (4)	1,495	1,715
Northeastern OH Local School District (Clark
County) GO	4.000%	12/1/55 (4)	1,000	1,110
Northridge OH Local School District (Licking
Knox & Del Counties) GO	4.000%	10/1/21	180	191
Northridge OH Local School District (Licking
Knox & Del Counties) GO	4.000%	10/1/22	175	190

Northridge OH Local School District (Licking
Knox & Del Counties) GO	4.000%	10/1/23	125	139
Northridge OH Local School District (Licking
Knox & Del Counties) GO	4.000%	10/1/25	150	175
Northridge OH Local School District (Licking
Knox & Del Counties) GO	4.000%	10/1/30	130	158
Northridge OH Local School District (Licking
Knox & Del Counties) GO	4.000%	10/1/31	200	241
Northridge OH Local School District (Licking
Knox & Del Counties) GO	4.000%	10/1/32	260	310
Northridge OH Local School District (Licking
Knox & Del Counties) GO	4.000%	10/1/33	205	243
Northridge OH Local School District (Licking
Knox & Del Counties) GO	3.000%	10/1/34	425	451
Northridge OH Local School District (Licking
Knox & Del Counties) GO	3.000%	10/1/35	430	455
Northwest Local School District Ohio GO	5.000%	12/1/40	1,650	1,884
Northwest Local School District Ohio GO	5.000%	12/1/45	3,760	4,285
Ohio Adult Correctional Capital Facilities
Revenue	5.000%	10/1/25	1,500	1,842
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project)	5.800%	12/1/38	2,000	2,019
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	9/1/22	1,020	1,137
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	10/1/30	1,790	2,317
Ohio Capital Facilities Lease-Appropriation
Revenue (Parks & Recreation Improvement
Fund Projects)	5.000%	2/1/30	550	670
Ohio Common Schools GO VRDO	1.290%	9/9/19	2,875	2,875
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	4/1/26	1,000	1,243
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	10/1/26	515	648
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	4/1/27	900	1,145
Ohio GO	5.000%	3/15/23	8,310	9,435
Ohio GO	5.000%	6/15/23	2,000	2,290
Ohio GO	5.000%	3/15/24 (Prere.)	2,075	2,438
Ohio GO	5.000%	5/1/25	2,500	3,033
Ohio GO	4.000%	3/1/26	830	935
Ohio GO	5.000%	9/1/26	2,500	3,144
Ohio GO	5.000%	9/15/26	1,485	1,870
Ohio GO	5.000%	3/15/27	6,425	7,520
Ohio GO	5.000%	9/1/30	5,000	6,511
Ohio GO	5.000%	3/1/32	1,835	2,126
Ohio GO	5.000%	3/15/32	1,135	1,316
Ohio GO	5.000%	2/1/36	4,250	5,133
Ohio GO	5.000%	6/15/36	2,785	3,372
Ohio GO	5.000%	3/15/37	9,745	11,214
Ohio GO VRDO	1.290%	9/9/19	5,700	5,700
Ohio Higher Education GO	5.000%	5/1/30	3,000	3,606
Ohio Higher Education GO	5.000%	5/1/32	5,000	5,975
Ohio Higher Education GO	5.000%	5/1/34	3,840	4,572
Ohio Higher Education GO	5.000%	5/1/36	4,960	5,882

Ohio Higher Education GO	5.000%	5/1/37	4,330	5,124
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	4,511
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	4.000%	12/1/33	3,000	3,386
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/40	2,500	3,009
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/42	3,275	3,614
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	1.380%	9/3/19	200	200
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	1.400%	9/3/19	2,900	2,900
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	1.420%	9/3/19	900	900
Ohio Higher Educational Facility Commission
Revenue (College of Wooster)	5.000%	9/1/32	345	436
Ohio Higher Educational Facility Commission
Revenue (College of Wooster)	5.000%	9/1/36	615	769
Ohio Higher Educational Facility Commission
Revenue (College of Wooster)	5.000%	9/1/38	1,725	2,143
Ohio Higher Educational Facility Commission
Revenue (College of Wooster)	5.000%	9/1/45	1,000	1,227
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	800	1,047
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/33	900	1,175
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/42	1,900	2,321
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.250%	11/1/46	1,500	1,848
Ohio Higher Educational Facility Commission
Revenue (Franciscan University of
Steubenville Project)	5.000%	11/1/31	2,040	2,439
Ohio Higher Educational Facility Commission
Revenue (Franciscan University of
Steubenville Project)	5.000%	11/1/41	4,000	4,661
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/31	300	371
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/37	5,955	6,619
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	7/1/35	850	1,040
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/42	500	603
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/47	3,725	4,123
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	10/1/47	7,000	7,760

Ohio Higher Educational Facility Commission
Revenue (Ohio Wesleyan University)	5.000%	10/1/22	385	427
Ohio Higher Educational Facility Commission
Revenue (Ohio Wesleyan University)	5.000%	10/1/23	360	412
Ohio Higher Educational Facility Commission
Revenue (Ohio Wesleyan University)	5.000%	10/1/24	500	588
Ohio Higher Educational Facility Commission
Revenue (Ohio Wesleyan University)	5.000%	10/1/25	630	759
Ohio Higher Educational Facility Commission
Revenue (Ohio Wesleyan University)	5.000%	10/1/26	475	587
Ohio Higher Educational Facility Commission
Revenue (Ohio Wesleyan University)	5.000%	10/1/27	980	1,235
Ohio Higher Educational Facility Commission
Revenue (Ohio Wesleyan University)	5.000%	10/1/28	1,140	1,458
Ohio Higher Educational Facility Commission
Revenue (Ohio Wesleyan University)	5.000%	10/1/29	1,070	1,388
Ohio Higher Educational Facility Commission
Revenue (Otterbein University Project)	5.000%	12/1/26	1,360	1,624
Ohio Higher Educational Facility Commission
Revenue (Otterbein University Project)	5.000%	12/1/27	1,430	1,700
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	5/15/20 (Prere.)	270	279
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	11/15/35	1,415	1,459
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	11/15/40	3,260	3,356
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/29	2,575	2,856
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,015	2,115
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/44	2,000	2,290
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/48	4,000	4,863
Ohio Higher Educational Facility Commission
Revenue (University of Findlay Project)	5.000%	3/1/44	4,000	4,568
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/24	1,000	1,148
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/25	1,500	1,764
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/27	1,000	1,171
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/32	1,000	1,153
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/33	750	862
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/25	1,150	1,379
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/33	5,430	6,827
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/34	3,605	4,164
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/39	3,000	3,417
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/40	2,000	2,293

Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/41	2,000	2,288
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/42	2,000	2,284
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/43	6,000	6,781
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/43	2,000	2,279
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	3.550%	1/1/46	3,000	3,208
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/46	7,000	7,936
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) VRDO	1.400%	9/3/19	3,900	3,900
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) VRDO	1.460%	9/3/19	1,405	1,405
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/29	35	42
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	6,015	6,367
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	4.000%	1/15/46	40	43
Ohio Housing Finance Agency Multifamily
Housing Revenue (Neilan Park Apartments
Project) PUT	1.750%	6/1/21	1,055	1,063
Ohio Housing Finance Agency Residential
Mortgage Revenue	4.100%	3/1/42	1,005	1,075
Ohio Housing Finance Agency Residential
Mortgage Revenue	3.250%	9/1/44	1,125	1,174
Ohio Housing Finance Agency Residential
Mortgage Revenue	4.000%	9/1/48	2,335	2,557
Ohio Housing Finance Agency Residential
Mortgage Revenue	4.000%	3/1/49	4,000	4,371
Ohio Housing Finance Agency Residential
Mortgage Revenue	3.350%	9/1/49	2,000	2,081
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/29	1,655	2,135
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/30	1,740	2,232
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/27	3,410	4,236
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/27	3,850	4,979
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	1,855	2,294
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/29	6,210	7,671
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/29	1,095	1,402
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/30	3,615	4,298
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/29	1,500	1,935
Ohio Revenue (Transportation Building Fund
Projects)	3.125%	11/15/34	435	460
Ohio Special Obligation Revenue	5.000%	12/1/31	4,065	5,032

Ohio State University General Receipts
Revenue	5.000%	6/1/38	8,045	9,009
Ohio State University General Receipts
Revenue	5.000%	12/1/39	5,250	6,145
Ohio State University General Receipts
Revenue VRDO	1.200%	9/9/19	600	600
Ohio State University General Receipts
Revenue VRDO	1.290%	9/9/19	17,090	17,090
Ohio State University General Receipts
Revenue VRDO	1.290%	9/9/19	2,680	2,680
1 Ohio Third Frontier Research & Development
GO	5.000%	5/1/26	2,355	2,933
Ohio Transportation Project Revenue	3.375%	11/15/39	2,020	2,141
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	4,500	5,081
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/32	6,000	6,880
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	6,095	3,965
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/37	1,490	1,697
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	4,500	2,831
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	4,050	4,541
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	2,500	1,455
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/41	2,500	1,400
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48	12,000	13,269
Ohio University General Receipts Revenue	5.000%	12/1/39	2,000	2,201
Ohio University General Receipts Revenue	5.000%	12/1/42	1,450	1,570
Ohio University General Receipts Revenue	5.000%	12/1/44	1,605	1,929
Ohio University General Receipts Revenue	5.000%	12/1/45	5,000	6,003
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/28	2,320	2,927
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	4.000%	12/1/30	5,900	6,918
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	4.000%	12/1/33	6,000	6,889
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/37	2,550	3,136
Ohio Water Development Authority Fresh Water
Revenue	4.000%	6/1/36	3,000	3,385
Ohio Water Development Authority Pollution
Control Revenue	5.000%	6/1/29	1,920	2,551
Ohio Water Development Authority Revenue	5.000%	6/1/23	1,000	1,144
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/22	2,635	2,966
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/29	5,010	6,376
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/31	1,105	1,392
Olentangy OH Local School District GO	4.000%	12/1/33	1,300	1,512
Olentangy OH Local School District GO	4.000%	12/1/34	500	580
Princeton OH City School District GO	5.000%	12/1/36	1,500	1,761
Reynoldsburg OH GO	3.550%	12/1/42	800	860
Reynoldsburg OH GO	3.600%	12/1/48	700	751
Ross County OH Hospital Revenue (Adena
Health System Obligated Group Project)	5.000%	12/1/49	5,000	6,103
Rossford OH Exempted Village School District
GO	4.000%	12/1/53	2,180	2,380
Sandusky OH School District GO	5.000%	11/1/47	1,030	1,119
1 South-Western City OH School District (Franklin
& Pickaway Counties) GO	3.000%	12/1/33	250	268

1 South-Western City OH School District (Franklin
& Pickaway Counties) GO	3.000%	12/1/34	250	266
1 South-Western City OH School District (Franklin
& Pickaway Counties) GO	3.000%	12/1/35	250	265
1 South-Western City OH School District (Franklin
& Pickaway Counties) GO	3.000%	12/1/44	2,500	2,566
South-Western City OH School District GO	5.000%	12/1/36	335	366
Southwest Licking OH Local School District
School Facilities Construction & Improvement
GO	4.000%	11/1/34	500	575
Southwest OH Local School District (Hamilton
County) GO	5.000%	1/15/30	1,295	1,651
Southwest OH Local School District (Hamilton
County) GO	4.000%	1/15/55	3,400	3,705
Toledo OH City School District GO	5.000%	12/1/28	4,730	5,456
Toledo OH Waterworks Revenue	5.000%	11/15/29	2,205	2,730
Toledo OH Waterworks Revenue	5.000%	11/15/37	3,125	3,769
Toledo OH Waterworks Revenue	5.000%	11/15/38	4,000	4,460
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/34	1,000	1,099
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/39	1,000	1,090
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	660	666
Union County OH Memorial Hospital Revenue	5.000%	12/1/26	200	250
Union County OH Memorial Hospital Revenue	5.000%	12/1/27	215	270
Union County OH Memorial Hospital Revenue	5.000%	12/1/28	530	665
Union County OH Memorial Hospital Revenue	5.000%	12/1/37	950	1,151
Union County OH Memorial Hospital Revenue	5.000%	12/1/38	600	725
Union County OH Memorial Hospital Revenue	5.000%	12/1/47	2,500	2,989
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28	15	17
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/30	10	12
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33	2,975	3,386
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/26	2,150	2,408
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/36	805	1,015
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/46	3,795	4,525
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/47	3,700	4,490
University of Toledo OH Revenue	5.000%	6/1/27	100	126
Upper Arlington OH School District GO	4.000%	12/1/35	1,795	2,071
Upper Arlington OH School District GO	4.000%	12/1/36	1,750	2,012
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/31	870	997
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.750%	7/1/33	600	691
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	4.000%	7/1/36	1,000	1,118

Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/39	1,045	1,179
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.500%	7/1/39	1,225	1,387
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	4.000%	7/1/44	30	32
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	4.000%	7/1/45	1,470	1,604
Westerville OH School District COP	5.000%	12/1/41	2,100	2,560
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/30	1,350	1,612
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/32	1,395	1,663
Winton Woods City OH School District GO	0.000%	11/1/29	885	720
Winton Woods City OH School District GO	0.000%	11/1/30	1,005	792
Winton Woods City OH School District GO	0.000%	11/1/31	1,020	775
Winton Woods City OH School District GO	0.000%	11/1/32	1,140	839
Woodridge OH School District GO	5.000%	12/1/46	3,605	4,069
Worthington OH City School District GO	3.750%	12/1/48	3,515	3,847
Wright State University Ohio General Revenue	5.000%	5/1/26	3,030	3,197
Wright State University Ohio General Revenue	5.000%	5/1/31	4,350	4,575
Wright State University Ohio General Revenue	5.000%	5/1/31 (15)	7,580	8,012
				1,384,978
Guam (0.2%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,300	2,547

Puerto Rico (0.1%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	292	254
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	895	707
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	822	604
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	290	295
				1,860
Total Tax-Exempt Municipal Bonds (Cost $1,298,696)				1,389,385
Other Assets and Liabilities-Net (-0.8%)				(11,541)
Net Assets (100%)				1,377,844

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2019.
2 Securities with a value of $598,000 have been segregated as initial margin for open futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate value of these securities was $3,910,000, representing 0.3% of net assets.

Ohio Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR – Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).

Ohio Long-Term Tax-Exempt Fund

(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)

		Number of		Value and
		(Long		Unrealized
		Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2019	436	94,227	49

Short Futures Contracts
5-Year U.S. Treasury Note	December 2019	(172)	(20,636)	22
10-Year U.S. Treasury Note	December 2019	(101)	(13,304)	20
Ultra Long U.S. Treasury Bond	December 2019	(6)	(1,185)	4
				46
				95

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.

Ohio Long-Term Tax-Exempt Fund

To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,389,385	—
Futures Contracts—Assets[1]	47	—	—
Futures Contracts—Liabilities[1]	(32)	—	—
Total	15	1,389,385	—
1 Represents variation margin on the last day of the reporting period.